Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Federal and state net operating loss carry forwards	$ 9,512,596	$ 7,302,375
Capitalized start-up costs	2,210,392	2,483,736
Capitalized research and development costs	462,768	424,390
Patents	41,842	57,907
Share-based compensation	241,177	242,437
Other	112,376	25,405
Total gross deferred tax assets	12,581,151	10,536,250
Right-of-use asset	70,914
Total gross deferred tax liabilities	(70,914)
Valuation Allowance	(12,510,237)	(10,536,250)
Net deferred tax assets